LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 215		¥ 239
Deposit paid to lessor	50		58
Deposits paid to hotel suppliers	117		30
Deposits paid to advertising suppliers	42		21
Others deposit	46		37
Long-term derivative assets	39		58
Prepayment for acquisition of property and equipment	76		33
Others	78		69
Total	¥ 663	$ 93	¥ 545